Share-based Compensation (Tables)	6 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Stock-Based Compensation Expenses Recognized	For the three and six months ended March 31, 2024 and 2023, the Company recognized share-based compensation expenses related to the MIP in the following categories:

	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
Sales and marketing expenses	(0)	368	406	368
General administrative expenses	0	2,900	3,185	2,900
Total	0	3,268	3,591	3,268

The Company paid personal income taxes of €11.4 million in December 2023 for the fully vested MIP program on behalf of employees. The Company will subsequently be reimbursed by the employees.